ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 3,616,431	$ 2,773,894	$ 4,948,890